Expense Example - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Dividend Growth Fund - Class A
Expense Example:
1 year	$ 654
3 years	822
5 years	1,004
10 years	1,530
Fidelity Advisor Dividend Growth Fund - Class C
Expense Example:
1 year	263
3 years	505
5 years	871
10 years	1,691
Fidelity Advisor Dividend Growth Fund - Class M
Expense Example:
1 year	454
3 years	675
5 years	914
10 years	1,599
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	738
Fidelity Advisor Dividend Growth Fund - Class Z
Expense Example:
1 year	44
3 years	138
5 years	241
10 years	$ 542